INTANGIBLES (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets

	2026	2025
Intellectual property rights	US$	US$
Balance at the beginning of the year	13,550,993	-
Transfers from prepayments	-	5,500,000
Additions	18,377	8,819,121
Amortization	(1,300,546)	(768,128)
Balance at June 30	12,268,824	13,550,993
- at cost	14,337,498	14,319,121
- accumulated amortization	(2,068,674)	(768,128)